Accruals and Other Payables (Tables)	6 Months Ended
Jun. 30, 2025
Accruals and Other Payables [Abstract]
Schedule of Accruals and Other Payables

Accruals and other payables consist of the following:

	As of
	December 31, 2024	June 30, 2025
	US$	US$
Accrued staff costs	55,634	98,171
Accrued professional fees	171,556	—
Payables for rental of server	4,492	—
Others	13,351	—
Total	245,033	98,171